Shareholder's contribution - Share Capital (Details) - USD ($)		9 Months Ended
	Jun. 06, 2025	Sep. 30, 2025	Sep. 30, 2024
Number of shares
Reduction of issued share capital of the company (in shares)	(6,000,000)
Share capital and share premium
Balance at beginning of period		$ 1,408,101,000	$ 1,265,648,000
Reduction of issued share capital of the Company	$ (9,000,000)
Employee share options exercised (Note 22)		45,000	99,000
Restricted share vested		4,362,000	2,885,000
Purchase of own shares		(10,210,000)	(58,279,000)
Dividends to shareholders		(35,000,000)	(35,000,000)
Balance at end of period		$ 1,436,558,000	$ 1,436,045,000
Number of shares
Number of shares
Stock at beginning of period (shares)		111,382,000	111,382,000
Reduction of issued share capital of the company (in shares)		(6,000,000)
Stock at end of period (shares)		105,382,000	111,382,000
Share capital and share premium
Balance at beginning of period		$ 167,073,000	$ 167,073,000
Balance at end of period		158,073,000	167,073,000
Share capital and share premium
Share capital and share premium
Balance at beginning of period		826,472,000	910,883,000
Reduction of issued share capital of the Company		(9,000,000)
Employee share options exercised (Note 22)		52,000	115,000
Restricted share vested		20,311,000	7,540,000
Purchase of own shares		(8,623,000)	(49,626,000)
Dividends to shareholders		(35,000,000)	(35,000,000)
Balance at end of period		$ 794,212,000	$ 833,912,000